INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2018
Investment property [abstract]
Schedule of changes in fair value of investment properties
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)
Fair value, beginning of period	$56,870
Additions	1,015
Acquisitions through business combinations	3,010
Dispositions[1]	(2,199)
Fair value changes	864
Foreign currency translation	(1,123)
Fair value, end of period	$58,437

1.	Includes amounts reclassified to held for sale